Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Allowance for Doubtful Accounts
Schedule of movements of the allowance for doubtful accounts

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2012, 2013 and 2014 (in thousands):

	Balance at January 1,	Charged to (write- back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB	RMB	RMB	RMB
2012	7,972	3,088	(668)	10,392
2013	10,392	(2,007)	(110)	8,275
2014	8,275	3,765	(878)	11,162